Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Summary of Basic Net (Loss) Income Per Common Share

Basic net (loss) income per common share has been computed using the weighted-average number of shares of common stock outstanding during the period. As a result of the Company’s net losses for the year ended December 31, 2014, all common stock equivalents aggregating 620 were excluded from the calculation of diluted loss per share for that year given their anti-dilutive effect. Diluted earnings per share is computed by dividing net income by the weighted average number of common shares outstanding plus common stock equivalents for each period.

	Year ended December 31,
	2014	2013	2012
Weighted average shares outstanding	23,552	19,794	16,012
Less: restricted stock issued	(160)	(254)	(251)

Basic divisor	23,392	19,540	15,761
Dilutive shares:
Restricted stock awards	—	239	138
Stock options	—	272	187

Diluted divisor	23,392	20,051	16,086

Net (loss) income	$(8,942)	$5,753	$96,308

Net (loss) income per share:
Basic	$(0.38)	$0.29	$6.11

Diluted	$(0.38)	$0.29	$5.99